FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Fair value level 3 reconciliation assets (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Beginning Balance	€ 93,100
Ending Balance	106,315
Level 3
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Addition	17,042
Changes from fair value remeasurement	(851)
Ending Balance	16,191
Level 3 | Group14 shares
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Addition	6,234
Changes from fair value remeasurement	2,244
Ending Balance	8,478
Level 3 | XJ Harbour price protection cap derivative
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Addition	10,808
Changes from fair value remeasurement	(3,095)
Ending Balance	€ 7,713